Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2014
Debt and Capital Lease Obligations [Abstract]
Debt and Capital Lease Obligations
Debt and Capital Lease Obligations

The U.S. dollar equivalents of the components of our consolidated debt and capital lease obligations are as follows:

	December 31, 2014			Estimated fair value (c)		Carrying value (d)
	Weighted average interest rate (a)	Unused borrowing capacity (b)
		Borrowing currency	U.S. $ equivalent	December 31,		December 31,
				2014	2013	2014	2013
		in millions
Debt:
VM Notes	5.83%	—	$—	$8,461.0	$9,188.7	$8,060.7	$9,150.1
VM Credit Facility	3.78%	£660.0	1,028.4	4,734.9	4,388.9	4,804.0	4,352.8
VM Convertible Notes (e)	6.50%	—	—	178.7	164.1	56.8	57.5
UPC Broadband Holding Bank Facility	3.56%	€1,046.2	1,266.0	3,156.4	5,717.8	3,179.2	5,671.4
UPC Holding Senior Notes	7.16%	—	—	2,603.6	3,297.4	2,391.6	3,099.2
UPCB SPE Notes	6.88%	—	—	4,279.0	4,536.5	4,009.4	4,219.5
Unitymedia KabelBW Notes	5.75%	—	—	7,869.3	8,058.2	7,400.9	7,651.9
Unitymedia KabelBW Revolving Credit Facilities	2.63%	€220.0	266.2	319.4	—	338.8	—
Ziggo Credit Facility	3.63%	€650.0	786.5	4,663.0	—	4,710.8	—
Ziggo Notes	6.82%	—	—	1,082.3	—	1,077.0	—
Telenet SPE Notes	5.93%	—	—	2,450.4	2,916.5	2,299.0	2,759.2
Telenet Credit Facility	3.44%	€322.9	390.8	1,633.4	1,956.9	1,638.6	1,936.9
VTR Finance Senior Secured Notes	6.88%	—	—	1,439.4	—	1,400.0	—
Sumitomo Collar Loan (f)	1.88%	—	—	818.0	939.3	787.7	894.3
Liberty Puerto Rico Bank Facility	5.20%	$40.0	40.0	666.2	666.2	672.0	665.0
ITV Collar Loan (f)	1.73%	—	—	678.2	—	667.0	—
Vendor financing (g)	3.45%	—	—	946.4	603.1	946.4	603.1
Other (h)	9.28%	(i)	196.2	171.5	1,795.4	171.5	1,795.1
Total debt	5.13%		$3,974.1	$46,151.1	$44,229.0	44,611.4	42,856.0

Capital lease obligations:
Unitymedia KabelBW (j)						810.1	952.0
Telenet (k)						413.4	451.2
Virgin Media						255.3	373.5
Other subsidiaries						68.8	71.6
Total capital lease obligations						1,547.6	1,848.3
Total debt and capital lease obligations						46,159.0	44,704.3
Current maturities						(1,550.9)	(1,023.4)
Long-term debt and capital lease obligations						$44,608.1	$43,680.9
_______________

(a)
Represents the weighted average interest rate in effect at December 31, 2014 for all borrowings outstanding pursuant to each debt instrument, including any applicable margin. The interest rates presented represent stated rates and do not include the impact of our interest rate derivative instruments, deferred financing costs, original issue premiums or discounts or commitment fees, all of which affect our overall cost of borrowing. Including the effects of derivative instruments, original issue premiums and discounts and commitment fees, but excluding the impact of financing costs, our weighted average interest rate on our aggregate variable- and fixed-rate indebtedness was 6.0% at December 31, 2014.  For information concerning our derivative instruments, see note 7.

(b)
Unused borrowing capacity represents the maximum availability under the applicable facility at December 31, 2014 without regard to covenant compliance calculations or other conditions precedent to borrowing. At December 31, 2014, the full amount of unused borrowing capacity was available to be borrowed under each of the respective subsidiary facilities based on the applicable leverage and other financial covenants, except as noted below. At December 31, 2014, our availability under the UPC Broadband Holding Bank Facility and the Unitymedia KabelBW Revolving Credit Facilities (each as defined and described below) was limited to €906.7 million ($1,097.2 million) and €15.1 million ($18.3 million), respectively. When the relevant December 31, 2014 compliance reporting requirements have been completed and assuming no changes from December 31, 2014 borrowing levels, we anticipate that our availability under the UPC Broadband Holding Bank Facility and the Unitymedia KabelBW Revolving Credit Facilities will be limited to €889.1 million ($1,075.9 million) and €123.7 million ($149.7 million), respectively. In addition to the limitations noted above, the debt instruments of our subsidiaries contain restricted payment tests that limit the amount that can be loaned or distributed to other Liberty Global subsidiaries and ultimately to Liberty Global. At December 31, 2014, these restrictions did not impact our ability to access the liquidity of our subsidiaries to satisfy our corporate liquidity needs beyond what is described above, except that the availability to be loaned or distributed by Virgin Media and Ziggo was limited to £508.8 million ($792.8 million) and €37.1 million ($44.9 million), respectively. When the relevant December 31, 2014 compliance reporting requirements have been completed and assuming no changes from December 31, 2014 borrowing levels, we anticipate that the availability of Virgin Media and Ziggo will be limited to £525.7 million ($819.1 million) and €11.4 million ($13.8 million), respectively. For information concerning transactions completed subsequent to December 31, 2014 that could have an impact on unused borrowing capacity, see note 20.

(c)
The estimated fair values of our debt instruments were determined using the average of applicable bid and ask prices (mostly Level 1 of the fair value hierarchy) or, when quoted market prices are unavailable or not considered indicative of fair value, discounted cash flow models (mostly Level 2 of the fair value hierarchy).  The discount rates used in the cash flow models are based on the market interest rates and estimated credit spreads of the applicable entity, to the extent available, and other relevant factors. For additional information concerning fair value hierarchies, see note 8.

(d)	Amounts include the impact of premiums and discounts, where applicable.

(e)
The amount reported in the estimated fair value column for the VM Convertible Notes (as defined and described below) represents the estimated fair value of the remaining VM Convertible Notes outstanding as of December 31, 2014, including both the debt and equity components.

(f)	For information regarding the Sumitomo Collar Loan and the ITV Collar Loan, see note 7.

(g)
Represents amounts owed pursuant to interest-bearing vendor financing arrangements that are used to finance certain of our property and equipment additions. These obligations are generally due within one year. At December 31, 2014 and 2013, the amounts owed pursuant to these arrangements include $101.7 million and $47.3 million, respectively, of VAT that was paid on our behalf by the vendor. Repayments of vendor financing obligations are included in repayments and repurchases of debt and capital lease obligations in our consolidated statements of cash flows.

(h)
The December 31, 2013 amounts include (i) outstanding borrowings of $113.1 million under VTR’s then-existing CLP 60.0 billion ($98.9 million) term loan bank facility, (ii) $852.6 million related to the Ziggo Collar Loan and (iii) $634.3 million related to the Ziggo Margin Loan. In January 2014, all outstanding amounts under VTR’s term loan bank facility were repaid and this facility was cancelled. In connection with this transaction, we recognized a loss on debt modification, extinguishment and conversion, net, of $2.0 million related to the write-off of deferred financing costs. During the first quarter of 2014, we used existing cash to repay the full amount of the Ziggo Margin Loan that was secured by a portion of our investment in Ziggo. In connection with this transaction, we recognized a loss on debt modification, extinguishment and conversion, net, of $2.3 million related to the write-off of deferred financing costs. Upon completion of the Ziggo Acquisition, the Ziggo Collar was terminated and the Ziggo Collar Loan was settled. In connection with this transaction, we recognized a loss on debt modification, extinguishment and conversion, net, of $4.0 million related to the payment of redemption premium. For information regarding our investment in Ziggo, see note 6.

(i)
Unused borrowing capacity relates to the senior secured revolving credit facility of entities within VTR, which includes a $160.0 million U.S. dollar facility (the VTR Dollar Credit Facility) and a CLP 22.0 billion ($36.2 million) Chilean peso facility (the VTR CLP Credit Facility and, together with the VTR Dollar Credit Facility, the VTR Credit Facility), each of which were undrawn at December 31, 2014.

(j)
Primarily represents Unitymedia KabelBW’s obligations under duct network lease agreements with Telekom Deutschland GmbH (Deutsche Telekom), an operating subsidiary of Deutsche Telekom AG, as the lessor. The original contracts were concluded in 2000 and 2001 and have indefinite terms, subject to certain mandatory statutory termination rights for either party after a term of 30 years. With certain limited exceptions, the lessor generally is not entitled to terminate these leases. For information regarding litigation involving these duct network lease agreements, see note 17.

(k)
At December 31, 2014 and 2013, Telenet’s capital lease obligations included €328.6 million ($397.6 million) and €309.0 million ($373.9 million), respectively, associated with Telenet’s lease of the broadband communications network of the four associations of municipalities in Belgium, which we refer to as the pure intercommunalues or the “PICs.” All capital expenditures associated with the PICs network are initiated by Telenet, but are executed and financed by the PICs through additions to this lease that are repaid over a 15-year term. These amounts do not include Telenet’s commitment related to certain operating costs associated with the PICs network. For additional information regarding this commitment, see note 17.

VM Notes

On March 28, 2014, Virgin Media Secured Finance PLC (Virgin Media Secured Finance), a wholly-owned subsidiary of Virgin Media, issued (i) $425.0 million principal amount of 5.5% senior secured notes due January 15, 2025 (the 2025 VM 5.5% Dollar Senior Secured Notes), (ii) £430.0 million ($670.0 million) principal amount of 5.5% senior secured notes due January 15, 2025 (the 2025 VM 5.5% Sterling Senior Secured Notes and, together with the 2025 VM 5.5% Dollar Senior Secured Notes, the 2025 VM Senior Secured Notes) and (iii) £225.0 million ($350.6 million) principal amount of 6.25% senior secured notes due March 28, 2029 (the Original 2029 VM Senior Secured Notes). In April 2014, the net proceeds from the 2025 VM Senior Secured Notes and the Original 2029 VM Senior Secured Notes were used to redeem all of the £875.0 million ($1,363.4 million) principal amount of 7.0% senior secured notes due 2018 (the 2018 VM Sterling Senior Secured Notes). In connection with these transactions, we recognized a gain on debt modification, extinguishment and conversion, net, of $5.2 million, which includes (i) the write-off of $61.8 million of unamortized premium, (ii) the payment of $51.3 million of redemption premium and (iii) the write-off of $5.3 million of deferred financing costs.

In April 2014, Virgin Media Secured Finance issued £175.0 million ($272.7 million) principal amount of 6.25% senior secured notes due March 28, 2029 (the Additional 2029 VM Senior Secured Notes and, together with the Original 2029 VM Senior Secured Notes, the 2029 VM Senior Secured Notes) at an issue price of 101.75%. The net proceeds from the Additional 2029 VM Senior Secured Notes, together with the proceeds from VM Facilities D and E (as defined and described below), were used to fully redeem the $1.0 billion principal amount of 6.5% senior secured notes due 2018 (the 2018 VM Dollar Senior Secured Notes). In connection with this transaction, we recognized a loss on debt modification, extinguishment and conversion, net, of $5.4 million, which includes (i) the write-off of $33.9 million of unamortized premium, (ii) the payment of $32.4 million of redemption premium and (iii) the write-off of $6.9 million of deferred financing costs.
On October 7, 2014, Virgin Media Finance PLC (Virgin Media Finance), a wholly-owned subsidiary of Virgin Media, issued (i) £300.0 million ($467.4 million) principal amount of 6.375% senior notes due October 15, 2024 (the 2024 VM Sterling Senior Notes) and (ii) $500.0 million principal amount of 6.0% senior notes due October 15, 2024 (the 2024 VM Dollar Senior Notes and, together with the 2024 VM Sterling Senior Notes, the 2024 VM Senior Notes). On October 24, 2014, the net proceeds from the 2024 VM Senior Notes were used to fully redeem (i) the $507.1 million principal amount of 8.375% senior notes due 2019 (the 2019 VM Dollar Senior Notes) and (ii) the £253.5 million ($395.0 million) principal amount of 8.875% senior notes due 2019 (the 2019 VM Sterling Senior Notes and, together with the 2019 VM Dollar Senior Notes, the 2019 VM Senior Notes). In connection with these transactions, we recognized a gain on debt modification, extinguishment and conversion, net, of $32.5 million, which includes (i) the write-off of $75.2 million of unamortized premium, (ii) the payment of $39.3 million of redemption premium and (iii) the write-off of $3.4 million of deferred financing costs.
The details of the outstanding senior notes of Virgin Media as of December 31, 2014 are summarized in the following table:

			Outstanding principal amount
VM Notes	Maturity	Interest rate	Borrowing currency	U.S. $ equivalent	Estimated fair value	Carrying value (a)
			in millions

2022 VM Senior Notes:
2022 VM Dollar Senior Notes	February 15, 2022	4.875%	$118.7	$118.7	$113.9	$119.6
2022 VM Dollar Senior Notes	February 15, 2022	5.250%	$95.0	95.0	90.5	95.8
2022 VM Sterling Senior Notes	February 15, 2022	5.125%	£44.1	68.7	69.7	69.3
2023 VM Senior Notes:
2023 VM Dollar Senior Notes	April 15, 2023	6.375%	$530.0	530.0	555.8	530.0
2023 VM Sterling Senior Notes	April 15, 2023	7.000%	£250.0	389.5	425.1	389.5
2024 VM Senior Notes:
2024 VM Dollar Senior Notes	October 15, 2024	6.000%	$500.0	500.0	525.0	500.0
2024 VM Sterling Senior Notes	October 15, 2024	6.375%	£300.0	467.4	504.8	467.4
January 2021 VM Senior Secured Notes:
January 2021 VM Sterling Senior Secured Notes	January 15, 2021	5.500%	£628.4	979.1	1,055.0	992.2
January 2021 VM Dollar Senior Secured Notes	January 15, 2021	5.250%	$447.9	447.9	468.0	460.1
April 2021 VM Senior Secured Notes:
April 2021 VM Sterling Senior Secured Notes	April 15, 2021	6.000%	£1,100.0	1,713.9	1,810.3	1,713.9
April 2021 VM Dollar Senior Secured Notes	April 15, 2021	5.375%	$1,000.0	1,000.0	1,033.1	1,000.0
2025 VM Senior Secured Notes:
2025 VM 5.5% Sterling Senior Secured Notes	January 15, 2025	5.500%	£430.0	670.0	694.7	670.0
2025 VM 5.5% Dollar Senior Secured Notes	January 15, 2025	5.500%	$425.0	425.0	440.1	425.0
2029 VM Sterling Senior Secured Notes	March 28, 2029	6.250%	£400.0	623.2	675.0	627.9
Total				$8,028.4	$8,461.0	$8,060.7

_______________

(a)	Amounts include the impact of premiums, where applicable, including amounts recorded in connection with the acquisition accounting for the Virgin Media Acquisition.

The 2022 VM Senior Notes, the 2023 VM Senior Notes and the 2024 VM Senior Notes were issued by Virgin Media Finance and are collectively referred to as the “VM Senior Notes.” The January 2021 VM Senior Secured Notes, the April 2021 VM Senior Secured Notes, the 2025 VM Senior Secured Notes and the 2029 VM Senior Secured Notes were issued by Virgin Media Secured Finance and are collectively referred to as the “VM Senior Secured Notes” and, together with the VM Senior Notes, the VM Notes).

The VM Senior Notes are unsecured senior obligations of Virgin Media Finance that rank equally with all of the existing and future senior debt of Virgin Media Finance and are senior to all existing and future subordinated debt of Virgin Media Finance. The VM Senior Notes are guaranteed on a senior basis by Virgin Media and certain subsidiaries of Virgin Media, and on a senior subordinated basis by VMIH and Virgin Media Investments Limited (VMIL).

The VM Senior Secured Notes are senior obligations of Virgin Media Secured Finance that rank equally with all of the existing and future senior debt of Virgin Media Secured Finance and are senior to all existing and future subordinated debt of Virgin Media Secured Finance. The VM Senior Secured Notes are guaranteed on a senior basis by Virgin Media and certain subsidiaries of Virgin Media (the VM Senior Secured Guarantors), and are secured by liens on substantially all of the assets of Virgin Media Secured Finance and the VM Senior Secured Guarantors (except for Virgin Media).

The VM Notes contain certain customary incurrence-based covenants. For example, the ability to raise certain additional debt and make certain distributions or loans to other subsidiaries of Liberty Global is subject to a consolidated gross leverage ratio test (or a consolidated net leverage ratio test with respect to the 2024 VM Senior Notes, the 2025 VM Senior Secured Notes and the 2029 VM Senior Secured Notes), in each case, as specified in the applicable indenture. In addition, the VM Notes provide that any failure to pay principal prior to expiration of any applicable grace period, or any acceleration with respect to other indebtedness of £50.0 million ($77.9 million) (or £75.0 million ($116.9 million) with respect to the 2024 VM Senior Notes, the 2025 VM Senior Secured Notes and the 2029 VM Senior Secured Notes) or more in the aggregate of Virgin Media and/or certain of its subsidiaries (as specified under the applicable indenture), is an event of default under the VM Notes.

Subject to the circumstances described below, the VM Notes are non-callable prior to the applicable call date as presented in the below table. At any time prior to the respective call date, Virgin Media Secured Finance or Virgin Media Finance may redeem some or all of the applicable notes by paying a “make-whole” premium, which is the present value of all remaining scheduled interest payments to the applicable call date using the discount rate (as specified in the applicable indenture) as of the redemption date plus 50 basis points (25 basis points in the case of the January 2021 VM Senior Secured Notes).

VM Notes	Call Date

2022 VM Senior Notes	(a)
2023 VM Senior Notes	April 15, 2018
2024 VM Senior Notes	October 15, 2019
January 2021 VM Senior Secured Notes	(a)
April 2021 VM Senior Secured Notes	April 15, 2017
2025 VM Senior Secured Notes	January 15, 2019
2029 VM Senior Secured Notes	January 15, 2021
_______________

(a)
The 2022 VM Senior Notes and the January 2021 VM Senior Secured Notes are non-callable. At any time prior to maturity, some or all of these notes may be redeemed by paying a “make-whole” premium, which is the present value of all remaining scheduled interest payments to February 15, 2022 in the case of the 2022 VM Senior Notes or January 15, 2021 in the case of the January 2021 VM Senior Secured Notes.

Virgin Media Secured Finance or Virgin Media Finance (as applicable) may redeem some or all of the April 2021 VM Senior Secured Notes, the 2023 VM Senior Notes, the 2024 VM Senior Notes, the 2025 VM Senior Secured Notes or the 2029 VM Senior Secured Notes at the following redemption prices (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the applicable indenture), if any, to the applicable redemption date, if redeemed during the twelve-month period commencing on October 15, in the case of the 2024 VM Senior Notes, or April 15, in the case of the April 2021 VM Senior Secured Notes and the 2023 VM Senior Notes and January 15, in the case of the 2025 VM Senior Secured Notes and the 2029 VM Senior Secured Notes of the years set forth below:

	Redemption price
Year	April 2021 VM Dollar Senior Secured Notes	April 2021 VM Sterling Senior Secured Notes	2023 VM Dollar Senior Notes	2023 VM Sterling Senior Notes	2024 VM Dollar Senior Notes	2024 VM Sterling Senior Notes	2025 VM Senior Secured Notes	2029 VM Senior Secured Notes

2015	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
2016	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
2017	102.688%	103.000%	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
2018	101.344%	101.500%	103.188%	103.500%	N.A.	N.A.	N.A.	N.A.
2019	100.000%	100.000%	102.125%	102.333%	103.000%	103.188%	102.750%	N.A.
2020	100.000%	100.000%	101.063%	101.667%	102.000%	102.125%	101.833%	N.A.
2021	N.A.	N.A.	100.000%	100.000%	101.000%	101.063%	100.000%	103.125%
2022	N.A.	N.A.	100.000%	100.000%	100.000%	100.000%	100.000%	102.083%
2023	N.A.	N.A.	N.A.	N.A.	100.000%	100.000%	100.000%	101.042%
2024 and thereafter	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	100.000%	100.000%

If VMIH or Virgin Media Finance (as applicable) or the restricted subsidiaries (as specified in the applicable indenture) sell certain assets, Virgin Media Secured Finance or Virgin Media Finance must offer to repurchase the relevant VM Notes at par, or if Virgin Media Communications Limited (Virgin Media Communications), a wholly-owned subsidiary of Virgin Media, or certain of its subsidiaries experience changes in control (as specified in the applicable indenture), Virgin Media Secured Finance or Virgin Media Finance (as applicable) must offer to repurchase all of the relevant VM Notes at a redemption price of 101%.

For information regarding certain senior notes issued by Virgin Media Secured Finance and Virgin Media Finance subsequent to December 31, 2014, see note 20.

VM Credit Facility

On June 7, 2013, VMIH, together with certain other subsidiaries of Virgin Media as borrowers and guarantors (the Virgin Media Credit Facility Borrowers), entered into a new senior secured credit facility agreement, as amended and restated on June 14, 2013 (the VM Credit Facility), pursuant to which the lenders thereunder agreed to provide the borrowers with (i) a £375.0 million ($584.3 million) term loan (VM Facility A), (ii) a $2,755.0 million term loan (VM Facility B), (iii) a £600.0 million ($934.9 million) term loan (VM Facility C) and (iv) a £660.0 million ($1,028.4 million) revolving credit facility (the VM Revolving Facility). With the exception of the VM Revolving Facility, all available amounts were borrowed under the VM Credit Facility in June 2013.

In April 2014, Virgin Media entered into (a) a new £100.0 million ($155.8 million) term loan (VM Facility D) and (b) a new £849.4 million ($1,323.5 million) term loan (VM Facility E), each under the VM Credit Facility. In connection with these transactions, (1) certain lenders under the then-existing VM Facility C effectively rolled £500.4 million ($779.7 million) of their drawn commitments under VM Facility C to VM Facilities D and E and (2) the remaining outstanding balance of VM Facility C was repaid with existing liquidity.
The VM Credit Facility requires that certain of the Virgin Media Credit Facility Borrowers that generate not less than 80% of such group’s EBITDA (as specified in the VM Credit Facility) in any financial year, guarantee the payment of all sums payable under the VM Credit Facility and such group members are required to grant first-ranking security over all or substantially all of their assets to secure the payment of all sums payable. In addition, the holding company of each borrower must give a share pledge over its shares in such borrower.

In addition to mandatory prepayments which must be made for certain disposal proceeds (subject to certain de minimis thresholds), the lenders may cancel their commitments and declare the loans due and payable after 30 business days following the occurrence of a change of control in respect of VMIH, subject to certain exceptions.

The VM Credit Facility contains certain customary events of default, the occurrence of which, subject to certain exceptions and materiality qualifications, would allow the lenders to (i) cancel the total commitments, (ii) accelerate all outstanding loans and terminate their commitments thereunder and/or (iii) declare that all or part of the loans be payable on demand. The VM Credit Facility contains certain representations and warranties customary for facilities of this type, which are subject to exceptions, baskets and materiality qualifications.

The VM Credit Facility restricts the ability of the Virgin Media Credit Facility Borrowers and certain of their subsidiaries to, among other things, (i) incur or guarantee certain financial indebtedness, (ii) make certain disposals and acquisitions and (iii) create certain security interests over their assets, in each case, subject to carve-outs from such limitations.

The VM Credit Facility requires the borrowers to observe certain affirmative undertakings or covenants, which covenants are subject to materiality and other customary and agreed exceptions. In addition, the VM Credit Facility also requires compliance with various financial covenants such as senior net debt to annualized EBITDA and total net debt to annualized EBITDA, each as specified in the VM Credit Facility.

In addition to customary default provisions, the VM Credit Facility provides that any event of default with respect to indebtedness of £50.0 million ($77.9 million) or more in the aggregate of Virgin Media Finance and its subsidiaries is an event of default under the VM Credit Facility.

The VM Credit Facility permits the Virgin Media Credit Facility Borrowers and certain of their subsidiaries to make certain distributions and restricted payments to its parent company (and indirectly to Liberty Global) through loans, advances or dividends subject to compliance with applicable covenants.

The details of our borrowings under the VM Credit Facility as of December 31, 2014 are summarized in the following table:

Facility	Maturity	Interest rate	Facility amount (in borrowing currency)	Unused borrowing capacity	Carrying value (a)
			in millions

A	June 7, 2019	LIBOR + 3.25%	£375.0	$—	$584.3
B	June 7, 2020	LIBOR + 2.75% (b)	$2,755.0	—	2,744.0
D	June 30, 2022	LIBOR + 3.25% (b)	£100.0	—	155.4
E	June 30, 2023	LIBOR + 3.50% (b)	£849.4	—	1,320.3
VM Revolving Facility (c)	June 7, 2019	LIBOR + 3.25%	£660.0	1,028.4	—
Total				$1,028.4	$4,804.0
 _______________

(a)	The carrying values of VM Facilities B, D and E include the impact of discounts.

(b)	VM Facilities B, D and E each have a LIBOR floor of 0.75%.

(c)	The VM Revolving Facility has a fee on unused commitments of 1.3% per year.
VM Convertible Notes

In April 2008, Virgin Media issued $1.0 billion principal amount of 6.50% convertible senior notes (the VM Convertible Notes), pursuant to an indenture (as supplemented, the VM Convertible Notes Indenture). The VM Convertible Notes mature on November 15, 2016, unless the VM Convertible Notes are exchanged or repurchased prior thereto pursuant to the terms of the VM Convertible Notes Indenture.

As a result of the application of acquisition accounting in connection with the Virgin Media Acquisition, the $2,716.8 million estimated fair value of the VM Convertible Notes at June 7, 2013 was allocated between the respective debt and equity components. The portion allocated to the debt component of $1,056.8 million was measured based on the estimated fair value of a debt instrument that has the same terms as the VM Convertible Notes without the conversion feature. The amount allocated to the debt component resulted in a premium to the principal amount of the VM Convertible Notes. The $1,660.0 million portion allocated to the equity component was recorded as an increase to additional paid-in capital in our consolidated statement of equity.

The VM Convertible Notes are exchangeable under certain conditions for (subject to further adjustment as specified in the VM Convertible Notes Indenture and subject to Virgin Media’s right to settle in cash or a combination of Liberty Global ordinary shares and cash) 13.4339 of our Class A ordinary shares, 33.4963 of our Class C ordinary shares and $910.51 in cash (without interest) for each $1,000 in principal amount of VM Convertible Notes exchanged. The circumstances under which the VM Convertible Notes are exchangeable are more fully described in the VM Convertible Notes Indenture, including, for example, based on the relationship of the value of the Virgin Media Merger Consideration to the conversion price of the VM Convertible Notes. Based on the trading prices of our Class A and Class C ordinary shares during a specified period, as provided for in the VM Convertible Notes Indenture, the VM Convertible Notes are currently exchangeable.

During the 2013 period following the Virgin Media Acquisition, an aggregate of $944.2 million principal amount of VM Convertible Notes had been exchanged following the Virgin Media Acquisition for 13.1 million Class A and 9.8 million Class C ordinary shares and $885.1 million of cash. The difference between the cash portion of the exchange consideration and the aggregate $998.8 million fair value of the exchanged VM Convertible Notes on the exchange dates resulted in a net increase to equity of $113.7 million. No gain or loss on extinguishment was recorded for these exchanges as the debt component of the VM Convertible Notes was measured at fair value shortly before the exchanges pursuant to the application of acquisition accounting in connection with the Virgin Media Acquisition. After giving effect to all exchanges completed through December 31, 2014, the remaining principal amount outstanding under the VM Convertible Notes was $54.8 million.

The VM Convertible Notes are senior unsecured obligations of Virgin Media that rank equally in right of payment with all of Virgin Media’s existing and future senior and unsecured indebtedness and rank senior in right to all of Virgin Media’s existing and future subordinated indebtedness. The VM Convertible Notes are effectively subordinated to all existing and future indebtedness and other obligations of Virgin Media’s subsidiaries. The VM Convertible Notes Indenture does not contain any financial or restrictive covenants. The VM Convertible Notes are non-callable.

UPC Broadband Holding Bank Facility

The UPC Broadband Holding Bank Facility, as amended from time to time, is the senior secured credit facility of UPC Broadband Holding, our wholly-owned subsidiary. The security package for the UPC Broadband Holding Bank Facility includes a pledge over the shares of UPC Broadband Holding and the shares of certain of UPC Broadband Holding’s majority-owned operating companies. The UPC Broadband Holding Bank Facility is also guaranteed by UPC Holding B.V. (UPC Holding), the immediate parent of UPC Broadband Holding, and is senior to other long-term debt obligations of UPC Broadband Holding and UPC Holding. The agreement governing the UPC Broadband Holding Bank Facility contains covenants that limit, among other things, UPC Broadband Holding’s ability to merge with or into another company, acquire other companies, incur additional debt, dispose of assets, make distributions or pay dividends, provide loans and guarantees and enter into hedging agreements. In addition to customary default provisions, including defaults on other indebtedness of UPC Broadband Holding and its subsidiaries, the UPC Broadband Holding Bank Facility provides that any event of default with respect to indebtedness of (i) €50.0 million ($60.5 million) or more in the aggregate of (a) Liberty Global Europe LLC (the indirect parent of Liberty Global Europe Holding BV, Liberty Global Europe), (b) any other company of which UPC Broadband Holding is a subsidiary and which is a subsidiary of Liberty Global Europe and (c) UPC Holding II BV (a subsidiary of UPC Holding) and (ii) €15.0 million ($18.2 million) or more in the aggregate of any member of the UPC Broadband Holding borrower group, is an event of default under the UPC Broadband Holding Bank Facility.
The UPC Broadband Holding Bank Facility permits UPC Broadband Holding to transfer funds to its parent company (and indirectly to Liberty Global) through loans, advances or dividends provided that UPC Broadband Holding maintains compliance with applicable covenants. If a change of control occurs, as specified in the UPC Broadband Holding Bank Facility, the facility agent may (if required by the majority lenders) cancel each facility and declare all outstanding amounts immediately due and payable. The UPC Broadband Holding Bank Facility requires compliance with various financial covenants such as: (i) senior debt (after deducting cash and cash equivalent investments) to annualized EBITDA, (ii) EBITDA to total cash interest, (iii) EBITDA to senior debt service, (iv) EBITDA to senior interest and (v) total debt (after deducting cash and cash equivalent investments) to annualized EBITDA, each term as specified in the UPC Broadband Holding Bank Facility.

The covenant in the UPC Broadband Holding Bank Facility relating to disposals of assets includes a basket for permitted disposals of assets, the annualized EBITDA of which does not exceed a certain percentage of the annualized EBITDA of the UPC Broadband Holding borrower group, each term as specified in the UPC Broadband Holding Bank Facility. The UPC Broadband Holding Bank Facility includes a recrediting mechanism, in relation to the permitted disposals basket, based on the proportion of net sales proceeds that are (i) used to prepay facilities and (ii) reinvested in the borrower group.

The UPC Broadband Holding Bank Facility includes a mandatory prepayment requirement of four times annualized EBITDA of certain disposed assets. The prepayment amount may be allocated to one or more of the facilities at UPC Broadband Holding’s discretion and then applied to the loans under the relevant facility on a pro rata basis, as specified in the UPC Broadband Holding Bank Facility. A prepayment may be waived by the majority lenders subject to the requirement to maintain pro forma covenant compliance. If the mandatory prepayment amount is less than €100.0 million ($121.0 million), then no prepayment is required (subject to pro forma covenant compliance). No such prepayment is required to be made where an amount, equal to the amount that would otherwise be required to be prepaid, is deposited in a blocked account on terms that the principal amount deposited may only be released in order to make the relevant prepayment or to reinvest in assets in accordance with the terms of the UPC Broadband Holding Bank Facility, which expressly includes permitted acquisitions and capital expenditures. Any amounts deposited in the blocked account that have not been reinvested (or contracted to be so reinvested), within 12 months of the relevant permitted disposal, are required to be applied in prepayment in accordance with the terms of the UPC Broadband Holding Bank Facility.

The details of our borrowings under the UPC Broadband Holding Bank Facility as of December 31, 2014 are summarized in the following table:

Facility	Maturity	Interest rate	Facility amount (in borrowing currency) (a)	Unused borrowing capacity (b)	Carrying value (c)
			in millions

V (d)	January 15, 2020	7.625%	€500.0	$—	$605.0
Y (d)	July 1, 2020	6.375%	€750.0	—	907.5
Z (d)	July 1, 2020	6.625%	$1,000.0	—	1,000.0
AC (d)	November 15, 2021	7.250%	$750.0	—	750.0
AD (d)	January 15, 2022	6.875%	$750.0	—	750.0
AG (e)	March 31, 2021	EURIBOR + 3.75%	€1,554.4	—	1,877.2
AH	June 30, 2021	LIBOR + 2.50% (f)	$1,305.0	—	1,302.0
AI	April 30,2019	EURIBOR + 3.25%	€1,046.2	1,266.0	—
Elimination of Facilities V, Y, Z, AC and AD in consolidation (d)				—	(4,012.5)
Total				$1,266.0	$3,179.2
 _______________

(a)	Except as described in (d) below, amounts represent total third-party facility amounts at December 31, 2014 without giving effect to the impact of discounts.

(b)
At December 31, 2014, our availability under the UPC Broadband Holding Bank Facility was limited to €906.7 million ($1,097.2 million). When the relevant December 31, 2014 compliance reporting requirements have been completed, we anticipate that our availability under the UPC Broadband Holding Bank Facility will be limited to €889.1 million ($1,075.9 million). Facility AI has a fee on unused commitments of 1.3% per year.

(c)	The carrying values of Facilities AG and AH include the impact of discounts.

(d)	As further discussed in the below description of the UPCB SPE Notes, the amounts outstanding under Facilities V, Y, Z, AC and AD are eliminated in Liberty Global’s consolidated financial statements.

(e)	For information regarding certain financing transactions subsequent to December 31, 2014 whereby, among other items, a portion of Facility AG was rolled into a new facility, see note 20.

(f)	Facility AH has a LIBOR floor of 0.75%.

Refinancing Transactions. During 2014, 2013 and 2012, we completed a number of refinancing transactions that generally resulted in additional borrowings or extended maturities under the the UPC Broadband Holding Bank Facility. In connection with these transactions, we recognized losses on debt modification, extinguishment and conversion, net, of $16.5 million, $11.9 million and $16.3 million during 2014, 2013 and 2012, respectively. These losses include (i) write-offs of deferred financing costs and unamortized discounts of $16.5 million, $4.2 million and $14.3 million, respectively, and (ii) nil, $7.7 million and $2.0 million of third-party debt modification costs, respectively.

UPC Holding Senior Notes

2014 Transactions. During April 2014, we used existing cash to fully redeem UPC Holding’s $400.0 million principal amount of 9.875% senior notes due 2018 (the UPC Holding 9.875% Senior Notes). In connection with this transaction, we recognized a loss on debt modification, extinguishment and conversion, net, of $41.5 million, which includes (i) the payment of $19.7 million of redemption premium, (ii) the write-off of $17.4 million of unamortized discount and (iii) the write-off of $4.4 million of deferred financing costs.

2013 Transactions. On March 26, 2013, UPC Holding issued (i) €450.0 million ($544.5 million) principal amount of 6.75% senior notes (the UPC Holding 6.75% Euro Senior Notes) and (ii) CHF 350.0 million ($352.1 million) principal amount of 6.75% senior notes (the UPC Holding 6.75% CHF Senior Notes and, together with the UPC Holding 6.75% Euro Senior Notes, the UPC Holding 6.75% Senior Notes).

On April 25, 2013, the net proceeds from the issuance of the UPC Holding 6.75% Senior Notes were used to redeem in full (a) UPC Holding’s €300.0 million ($363.0 million) principal amount of 8.0% senior notes due 2016 (the UPC Holding 8.0% Senior Notes) and (b) UPC Holding’s €400.0 million ($484.0 million) principal amount of 9.75% senior notes due 2018 (the UPC Holding 9.75% Senior Notes). Our obligations with respect to the UPC Holding 8.0% Senior Notes and the UPC Holding 9.75% Senior Notes were legally discharged with the trustee on March 26, 2013 and March 27, 2013, respectively, in connection with the issuance of the UPC Holding 6.75% Senior Notes. The trustee, in turn, paid all amounts due to the holders of the UPC Holding 8.0% Senior Notes and UPC Holding 9.75% Senior Notes on April 25, 2013. We incurred aggregate debt extinguishment losses of $85.5 million during the first quarter of 2013, which includes (i) $35.6 million of redemption premium related to the UPC Holding 8.0% Senior Notes and the UPC Holding 9.75% Senior Notes, (ii) the write-off of $24.5 million of unamortized discount related to the UPC Holding 9.75% Senior Notes, (iii) the write-off of $19.0 million of deferred financing costs associated with the UPC Holding 8.0% Senior Notes and the UPC Holding 9.75% Senior Notes and (iv) $6.4 million of aggregate interest incurred on the UPC Holding 8.0% Senior Notes and the UPC Holding 9.75% Senior Notes between the respective dates that we and the trustee were legally discharged, as described above.

We collectively refer to the UPC Holding 6.75% Senior Notes, UPC Holding’s €600.0 million ($726.0 million) principal amount of 6.375% senior notes due 2022 (the UPC Holding 6.375% Senior Notes) and UPC Holding’s €640.0 million ($774.4 million) principal amount of 8.375% senior notes due 2020 (the UPC Holding 8.375% Senior Notes) as the “UPC Holding Senior Notes.”

The details of the UPC Holding Senior Notes as of December 31, 2014 are summarized in the following table:

		Outstanding principal amount
UPC Holding Senior Notes	Maturity	Borrowing currency		U.S. $ equivalent	Estimated fair value	Carrying value (a)
			in millions

UPC Holding 8.375% Senior Notes	August 15, 2020		€640.0	$774.4	$833.4	$774.4
UPC Holding 6.375% Senior Notes	September 15, 2022		€600.0	726.0	786.8	720.6
UPC Holding 6.75% Euro Senior Notes	March 15, 2023		€450.0	544.5	597.3	544.5
UPC Holding 6.75% CHF Senior Notes	March 15, 2023	CHF	350.0	352.1	386.1	352.1
Total				$2,397.0	$2,603.6	$2,391.6
_______________

(a)	Amounts include the impact of discounts, where applicable.

Each issue of the UPC Holding Senior Notes are senior obligations that rank equally with all of the existing and future senior debt and are senior to all existing and future subordinated debt of UPC Holding. The UPC Holding Senior Notes are secured (on a shared basis) by pledges of the shares of UPC Holding. The UPC Holding Senior Notes contain certain customary incurrence-based covenants. For example, the ability to raise certain additional debt and make certain distributions or loans to other subsidiaries of Liberty Global is subject to a consolidated leverage ratio test, as specified in the applicable indenture. In addition, the UPC Holding Senior Notes provide that any failure to pay principal prior to expiration of any applicable grace period, or any acceleration with respect to other indebtedness of €50.0 million ($60.5 million) or more in the aggregate of UPC Holding or its restricted subsidiaries (as specified in the applicable indenture), including UPC Broadband Holding, is an event of default under the UPC Holding Senior Notes.

At any time prior to August 15, 2015, in the case of the UPC Holding 8.375% Senior Notes, September 15, 2017, in the case of the UPC Holding 6.375% Senior Notes, and March 15, 2018, in the case of the UPC Holding 6.75% Senior Notes, UPC Holding may redeem some or all of such UPC Holding Senior Notes by paying a “make-whole” premium, which is the present value of all scheduled interest payments until August 15, 2015, September 15, 2017 or March 15, 2018 (as applicable) using the discount rate (as specified in the applicable indenture) as of the redemption date, plus 50 basis points.

UPC Holding may redeem some or all of the UPC Holding Senior Notes at the following redemption prices (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the applicable indenture), if any, to the applicable redemption date, if redeemed during the twelve-month period commencing on August 15, in the case of the UPC Holding 8.375% Senior Notes, September 15, in the case of the UPC Holding 6.375% Senior Notes, and March 15, in the case of the UPC Holding 6.75% Senior Notes, of the years set forth below:

	Redemption Price
Year	UPC Holding 8.375% Senior Notes	UPC Holding 6.375% Senior Notes	UPC Holding 6.75% Senior Notes

2015	104.188%	N.A.	N.A.
2016	102.792%	N.A.	N.A.
2017	101.396%	103.188%	N.A.
2018	100.000%	102.125%	103.375%
2019	100.000%	101.063%	102.250%
2020	100.000%	100.000%	101.125%
2021 and thereafter	N.A.	100.000%	100.000%

If all or substantially all of the assets of UPC Holding and certain of its subsidiaries are disposed of or any other change of control (as specified in the applicable indenture) is triggered, UPC Holding must offer to repurchase all of the relevant UPC Holding Senior Notes at a redemption price of 101% of the principal amount of such UPC Holding Senior Notes.

For information regarding certain financing transactions completed subsequent to December 31, 2014 that impact the UPC Holding Senior Notes, see note 20.

UPCB SPE Notes

UPCB Finance Limited (UPCB Finance I), UPCB Finance II Limited (UPCB Finance II), UPCB Finance III Limited (UPCB Finance III), UPCB Finance V Limited (UPCB Finance V) and UPCB Finance VI Limited (UPCB Finance VI and, together with UPCB Finance I, UPCB Finance II, UPCB Finance III and UPCB Finance V, the UPCB SPEs) are all special purpose financing entities that are owned 100% by charitable trusts. The UPCB SPEs were created for the primary purposes of facilitating the offerings of €500.0 million ($605.0 million) principal amount of 7.625% senior secured notes (the UPCB Finance I Notes), €750.0 million ($907.5 million) principal amount of 6.375% senior secured notes (the UPCB Finance II Notes), $1.0 billion principal amount of 6.625% senior secured notes (the UPCB Finance III Notes), $750.0 million principal amount of 7.25% senior secured notes (the UPCB Finance V Notes) and $750.0 million principal amount of 6.875% senior secured notes (the UPCB Finance VI Notes and, together with the UPCB Finance I Notes, the UPCB Finance II Notes, the UPCB Finance III Notes and the UPCB Finance V Notes, the UPCB SPE Notes), respectively. The UPCB Finance I Notes, the UPCB Finance II Notes, the UPCB Finance III Notes, the UPCB Finance V Notes and the UPCB Finance VI Notes were issued on January 20, 2010, January 31, 2011, February 16, 2011, November 16, 2011 and February 7, 2012, respectively.

The UPCB Finance I Notes were issued at an original issue discount of 0.862%, resulting in cash proceeds before commissions and fees of €495.7 million ($699.7 million at the transaction date). The UPCB Finance II Notes, UPCB Finance III Notes, UPCB Finance V Notes and UPCB Finance VI Notes were each issued at par. UPCB Finance I, UPCB Finance II, UPCB Finance III, UPCB Finance V and UPCB Finance VI used the proceeds from the (i) UPCB Finance I Notes and available cash, (ii) UPCB Finance II Notes, (iii) UPCB Finance III Notes, (iv) UPCB Finance V Notes and (v) UPCB Finance VI Notes to fund new additional Facilities V, Y, Z, AC and AD, respectively, (each, a UPCB SPE Funded Facility, and together, the Funded Facilities) under the UPC Broadband Holding Bank Facility, with UPC Financing Partnership (UPC Financing) as the borrower. The proceeds from the Funded Facilities generally were used to repay amounts outstanding under the UPC Broadband Holding Bank Facility.

Each UPCB SPE is dependent on payments from UPC Financing under the applicable UPCB SPE Funded Facility in order to service its payment obligations under each respective UPCB SPE Note. Although UPC Financing has no equity or voting interest in any of the UPCB SPEs, each of the UPCB SPE Funded Facility loans creates a variable interest in the respective UPCB SPE for which UPC Financing is the primary beneficiary, as contemplated by GAAP. As such, UPC Financing and its parent entities, including UPC Holding and Liberty Global, are required by the provisions of GAAP to consolidate the UPCB SPEs. As a result, the amounts outstanding under the Funded Facilities are eliminated in Liberty Global’s consolidated financial statements.

Pursuant to the respective indentures for the UPCB SPE Notes (the UPCB SPE Indentures) and the respective accession agreements for the Funded Facilities, the call provisions, maturity and applicable interest rate for each UPCB SPE Funded Facility are the same as those of the related UPCB SPE Notes. The UPCB SPEs, as lenders under the UPC Broadband Holding Bank Facility, are treated the same as the other lenders under the UPC Broadband Holding Bank Facility, with benefits, rights and protections similar to those afforded to the other lenders. Through the covenants in the applicable UPCB SPE Indentures and the applicable security interests over (i) all of the issued shares of the relevant UPCB SPE and (ii) the relevant UPCB SPE’s rights under the applicable UPCB SPE Funded Facility granted to secure the relevant UPCB SPE’s obligations under the relevant UPCB SPE Notes, the holders of the UPCB SPE Notes are provided indirectly with the benefits, rights, protections and covenants granted to the UPCB SPEs as lenders under the UPC Broadband Holding Bank Facility.

The UPCB SPEs are prohibited from incurring any additional indebtedness, subject to certain exceptions under the UPCB SPE Indentures.

The details of the UPCB SPE Notes as of December 31, 2014 are summarized in the following table:

			Outstanding principal amount
UPCB SPEs	Maturity	Interest rate	Borrowing currency	U.S. $ equivalent	Estimated fair value	Carrying value (a)
			in millions

UPCB Finance I Notes	January 15, 2020	7.625%	€500.0	$605.0	$631.9	$601.9
UPCB Finance II Notes	July 1, 2020	6.375%	€750.0	907.5	954.0	907.5
UPCB Finance III Notes	July 1, 2020	6.625%	$1,000.0	1,000.0	1,054.4	1,000.0
UPCB Finance V Notes	November 15, 2021	7.250%	$750.0	750.0	821.7	750.0
UPCB Finance VI Notes	January 15, 2022	6.875%	$750.0	750.0	817.0	750.0
Total				$4,012.5	$4,279.0	$4,009.4
 _______________

(a)	Amounts include the impact of discounts, where applicable.

Subject to the circumstances described below, the UPCB Finance I Notes are non-callable until January 15, 2015, the UPCB Finance II Notes and the UPCB Finance III Notes are non-callable until July 1, 2015, the UPCB Finance V Notes are non-callable until November 15, 2016 and the UPCB Finance VI Notes are non-callable until January 15, 2017 (each a UPCB SPE Notes Call Date). If, however, at any time prior to the applicable UPCB SPE Notes Call Date, all or a portion of the loans under the related UPCB SPE Funded Facility are voluntarily prepaid (an Early Redemption Event), then the applicable UPCB SPE will be required to redeem an aggregate principal amount of its UPCB SPE Notes equal to the aggregate principal amount of loans so prepaid under the related UPCB SPE Funded Facility. In general, the redemption price payable will equal the sum of (i) 100% of the principal amount of the applicable UPCB SPE Notes to be redeemed, (ii) the excess of (a) the present value at such redemption date of (1) the redemption price of such UPCB SPE Notes on the applicable UPCB SPE Notes Call Date, as determined in accordance with the table below, plus (2) all required remaining scheduled interest payments thereon due through the applicable UPCB SPE Notes Call Date (excluding accrued and unpaid interest to such redemption date), computed using the discount rate specified in the applicable UPCB SPE Indenture, over (b) the principal amount of such UPCB SPE Notes to be redeemed and (iii) accrued but unpaid interest thereon and additional amounts (as specified in the applicable UPCB SPE Indenture), if any, to the applicable redemption date (the Make-Whole Redemption Price). However, in the case of an Early Redemption Event with respect to Facility Z, AC or AD occurring prior to the applicable UPCB SPE Notes Call Date, the redemption price payable upon redemption of an aggregate principal amount of the relevant UPCB SPE Notes not exceeding 10% of the original aggregate principal amount of such UPCB SPE Notes during each twelve-month period commencing on February 16, 2011, in the case of Facility Z, November 16, 2011, in the case of Facility AC, or February 7, 2012, in the case of Facility AD, will equal 103% of the principal amount of the relevant UPCB SPE Notes redeemed plus accrued and unpaid interest thereon and additional amounts, if any, to the applicable redemption date. The redemption price payable for any principal amount of such UPCB SPE Notes redeemed in excess of the 10% limitation will be the Make-Whole Redemption Price.

Upon the occurrence of an Early Redemption Event on or after the applicable UPCB SPE Notes Call Date, the applicable UPCB SPE will redeem an aggregate principal amount of its UPCB SPE Notes equal to the principal amount of the related UPCB SPE Funded Facility prepaid at the following redemption prices (expressed as a percentage of the principal amount), plus accrued and unpaid interest and additional amounts, (as specified in the applicable UPCB SPE Indenture), if any, to the applicable redemption date, if redeemed during the twelve-month period commencing on January 15, in the case of the UPCB Finance I Notes and the UPCB Finance VI Notes, July 1, in the case of the UPCB Finance II Notes and the UPCB Finance III Notes, and November 15, in the case of the UPCB Finance V Notes, of the years set forth below:

	Redemption Price
Year	UPCB Finance I Notes	UPCB Finance II Notes	UPCB Finance III Notes	UPCB Finance V Notes	UPCB Finance VI Notes

2015	103.813%	103.188%	103.313%	N.A.	N.A.
2016	102.542%	102.125%	102.208%	103.625%	N.A.
2017	101.271%	101.063%	101.104%	102.417%	103.438%
2018	100.000%	100.000%	100.000%	101.208%	102.292%
2019	100.000%	100.000%	100.000%	100.000%	101.146%
2020 and thereafter	100.000%	100.000%	100.000%	100.000%	100.000%

For information regarding certain financing transactions completed subsequent to December 31, 2014 that impact the UPCB SPE Notes, see note 20.

Unitymedia KabelBW Notes and KBW Notes

Unitymedia KabelBW Exchange, Special Optional Redemptions and KBW Fold-in. Prior to the exchange and redemption transactions described below, the KBW Notes consisted of (i) UPC Germany HoldCo 1 GmbH’s €680.0 million ($822.8 million) principal amount of 9.5% senior notes due 2021 (the KBW Senior Notes) and (ii) the following notes issued by Kabel BW GmbH (KBW): (a) €800.0 million ($968.1 million) principal amount of 7.5% senior secured notes due 2019 (the KBW Euro Senior Secured Notes), (b) $500.0 million principal amount of 7.5% senior secured notes due 2019 (the KBW Dollar Senior Secured Notes and together with the KBW Euro Senior Secured Notes, the KBW Senior Secured Fixed-Rate Notes) and (c) €420.0 million ($508.2 million) principal amount of senior secured floating-rate notes due 2018 (the KBW Senior Secured Floating-Rate Notes and together with the KBW Senior Secured Fixed-Rate Notes, the KBW Senior Secured Notes).

In May 2012, Unitymedia KabelBW and certain of its subsidiaries completed (i) the exchange (the Unitymedia KabelBW Exchange) of (a) 90.9% of the outstanding principal amount of the KBW Senior Notes for an equal amount of UM Senior Exchange Notes (as defined and described below) and (b) 92.5% of the outstanding principal amount of the KBW Senior Secured Notes for an equal amount of UM Senior Secured Exchange Notes (as defined and described below), (ii) the redemption (the Special Optional Redemptions) of the remaining KBW Notes that were not exchanged pursuant to the Unitymedia KabelBW Exchange and (iii) a series of mergers and consolidations, pursuant to which an indirect parent company of KBW became a subsidiary of Unitymedia Hessen (the KBW Fold-in). The redemption price with respect to the Special Optional Redemptions was 101% of the applicable principal amount thereof, and such redemptions were initially funded with borrowings under the Unitymedia KabelBW Revolving Credit Facilities (as defined and described below). In connection with these transactions, we recognized aggregate losses on debt modification, extinguishment and conversion, net, of $7.0 million during 2012, which includes (i) $5.6 million of third-party costs and (ii) $1.4 million of redemption premium pursuant to the Special Optional Redemptions.

The details of (i) the Unitymedia KabelBW Exchange and (ii) the Special Optional Redemptions are as follows:

	Outstanding principal amount prior to the Unitymedia KabelBW Exchange		Principal amount exchanged pursuant to the Unitymedia KabelBW Exchange		Principal amount redeemed pursuant to the Special Optional Redemptions
KBW Notes	Borrowing currency	U.S. $ equivalent (a)	Borrowing currency	U.S. $ equivalent (a)	Borrowing currency	U.S. $ equivalent (a)
	in millions

KBW Senior Notes (b)	€680.0	$890.0	€618.0	$808.8	€62.0	$81.2
KBW Euro Senior Secured Notes (c)	€800.0	1,047.0	€735.1	962.1	€64.9	84.9
KBW Dollar Senior Secured Notes (d)	$500.0	500.0	$459.3	459.3	$40.7	40.7
KBW Senior Secured Floating-Rate Notes (e)	€420.0	549.7	€395.9	518.2	€24.1	31.5
Total		$2,986.7		$2,748.4		$238.3
 _______________

(a)	Translations are calculated as of the May 4, 2012 transaction date.

(b)	The KBW Senior Notes tendered for exchange were exchanged for an equal principal amount of 9.5% senior notes issued by Unitymedia KabelBW due March 15, 2021 (the UM Senior Exchange Notes).

(c)
The KBW Euro Senior Secured Notes tendered for exchange were exchanged for an equal principal amount of 7.5% senior secured notes issued by Unitymedia Hessen and Unitymedia NRW GmbH (each, a subsidiary of Unitymedia KabelBW and, together, the UM Senior Secured Notes Issuers) due March 15, 2019 (the UM Euro Senior Secured Exchange Notes).

(d)
The KBW Dollar Senior Secured Notes tendered for exchange were exchanged for an equal principal amount of 7.5% senior secured notes issued by the UM Senior Secured Notes Issuers due March 15, 2019 (the UM Dollar Senior Secured Exchange Notes and, together with the UM Euro Senior Secured Exchange Notes, the UM Senior Secured Fixed-Rate Exchange Notes). In December 31, 2014, the UM Senior Secured Fixed-Rate Exchange Notes were redeemed in full as described below.

(e)
The KBW Senior Secured Floating-Rate Notes tendered for exchange were exchanged for an equal principal amount of senior secured floating-rate notes issued by the UM Senior Secured Notes Issuers due March 15, 2018 (the UM Senior Secured Floating-Rate Exchange Notes and, together with the UM Senior Secured Floating-Rate Exchange Notes, the UM Senior Secured Exchange Notes). The UM Senior Secured Floating-Rate Exchange Notes, prior to their redemption as described below, bore interest at a rate of EURIBOR plus 4.25%.

December 2014 UM Senior Secured Notes. On December 17, 2014, the UM Senior Secured Notes Issuers issued (i) €1,000.0 million ($1,210.1 million) principal amount of 4.0% senior secured notes due January 15, 2025 (the December 2014 UM Euro Senior Secured Notes) and (ii) $550.0 million principal amount of 5.0% senior secured notes due January 15, 2025 (the December 2014 UM Dollar Senior Secured Notes and, together with the December 2014 UM Euro Senior Secured Notes, the December 2014 UM Senior Secured Notes). A portion of the net proceeds from the December 2014 UM Senior Secured Notes were used to redeem in full the UM Senior Secured Fixed-Rate Exchange Notes. In connection with this transaction, we recognized a loss on debt extinguishment of $59.5 million, which includes (i) the payment of $70.1 million of redemption premium and (ii) the write-off of $10.6 million of unamortized premium.

October 2014 UM Senior Notes. On October 22, 2014, Unitymedia KabelBW issued $900.0 million principal amount of 6.125% senior notes due January 15, 2025 (the October 2014 UM Senior Notes). On November 7, 2014, the net proceeds from the October 2014 UM Senior Notes were used to fully redeem Unitymedia KabelBW’s €665.0 million ($804.7 million) principal amount of 9.625% senior notes (the 2009 UM Senior Notes). In connection with this transaction, we recognized a loss on debt extinguishment of $71.3 million, which includes (i) the payment of $45.0 million of redemption premium, (ii) the write-off of $14.0 million of deferred financing costs and (iii) the write-off of $12.3 million of unamortized discount.

November 2013 UM Senior Secured Notes. On November 21, 2013, the UM Senior Secured Notes Issuers issued €475.0 million ($574.8 million) principal amount of 6.25% senior secured notes due January 15, 2029 (the November 2013 UM Senior Secured Notes). A portion of the net proceeds from the issuance of the November 2013 UM Senior Secured Notes were used to redeem all of the then outstanding 2009 UM Euro Senior Secured Notes (as defined and described below). In connection with this transaction, we recognized a loss on debt extinguishment of $41.4 million, which includes (i) the payment of $24.5 million of redemption premium and (ii) the write-off of $16.9 million associated with deferred financing costs and unamortized discount.

April 2013 UM Senior Secured Notes. On April 16, 2013, the UM Senior Secured Notes Issuers issued €350.0 million ($423.5 million) principal amount of 5.625% senior secured notes due April 15, 2023 (the April 2013 UM Senior Secured Notes).

January 2013 UM Senior Secured Notes. On January 21, 2013, the UM Senior Secured Notes Issuers issued €500.0 million ($605.0 million) principal amount of 5.125% senior secured notes due January 21, 2023 (the January 2013 UM Senior Secured Notes). The net proceeds from the issuance of the January 2013 UM Senior Secured Notes were used to redeem a portion of the €1,430.0 million ($1,730.4 million) principal amount of 8.125% senior secured notes (the 2009 UM Euro Senior Secured Notes). In connection with this transaction, we recognized a loss on debt extinguishment of $71.1 million, which includes (i) the payment of $50.5 million of redemption premium and (ii) the write-off of $20.6 million associated with deferred financing costs and unamortized discount.

December 2012 UM Senior Secured Notes. On December 14, 2012, the UM Senior Secured Notes Issuers issued $1.0 billion principal amount of 5.5% senior secured notes due January 15, 2023 (the December 2012 UM Dollar Senior Secured Notes) and €500.0 million ($605.0 million) principal amount of 5.75% senior secured notes due January 15, 2023 (the December 2012 UM Euro Senior Secured Notes and, together with the December 2012 UM Dollar Senior Secured Notes, the December 2012 UM Senior Secured Notes), each at par. The net proceeds from the issuance of the December 2012 UM Senior Secured Notes were used to purchase and redeem (i) all of the $845.0 million principal amount 8.125% senior secured notes (the 2009 UM Dollar Senior Secured Notes) and (ii) €524.0 million ($634.1 million) of the 2009 UM Euro Senior Secured Notes. In connection with these transactions, we recognized a loss on debt extinguishment of $175.8 million, which includes (i) the payment of $125.9 million of redemption premium and (ii) the write-off of $49.4 million associated with deferred financing costs and unamortized discount.

September 2012 UM Senior Secured Notes. On September 19, 2012, the UM Senior Secured Notes Issuers issued €650.0 million ($786.5 million) principal amount of 5.5% senior secured notes due September 15, 2022 (the September 2012 UM Senior Secured Notes). The net proceeds from the issuance of the September 2012 UM Senior Secured Notes were used to redeem in full the UM Senior Secured Floating-Rate Exchange Notes at a redemption price of 101%, with the remaining €241.8 million ($292.6 million) available for general corporate purposes. In connection with this transaction, we recognized a loss on debt extinguishment of $10.2 million representing the payment of redemption premium.

We refer to the UM Senior Exchange Notes, the September 2012 UM Senior Secured Notes, the December 2012 UM Senior Secured Notes, the January 2013 UM Senior Secured Notes, the April 2013 UM Senior Secured Notes, the November 2013 UM Senior Secured Notes, the October 2014 UM Senior Notes and the December 2014 UM Senior Secured Notes, collectively, as the “Unitymedia KabelBW Notes.”

The details of the Unitymedia KabelBW Notes as of December 31, 2014 are summarized in the following table:

			Outstanding principal amount
Unitymedia KabelBW Notes	Maturity	Interest rate	Borrowing currency	U.S. $ equivalent	Estimated fair value	Carrying value (a)
			in millions

UM Senior Exchange Notes	March 15, 2021	9.500%	€618.0	$747.7	$837.9	$746.1
September 2012 UM Senior Secured Notes	September 15, 2022	5.500%	€650.0	786.5	843.5	786.5
December 2012 UM Dollar Senior Secured Notes	January 15, 2023	5.500%	$1,000.0	1,000.0	1,046.3	1,000.0
December 2012 UM Euro Senior Secured Notes	January 15, 2023	5.750%	€500.0	605.0	657.9	605.0
January 2013 UM Senior Secured Notes	January 21, 2023	5.125%	€500.0	605.0	646.6	605.0
April 2013 UM Senior Secured Notes	April 15, 2023	5.625%	€350.0	423.5	461.1	423.5
November 2013 UM Senior Secured Notes	January 15, 2029	6.250%	€475.0	574.8	654.5	574.8
October 2014 UM Senior Notes	January 15, 2025	6.125%	$900.0	900.0	932.6	900.0
December 2014 UM Euro Senior Secured Notes	January 15, 2025	4.000%	€1,000.0	1,210.0	1,237.2	1,210.0
December 2014 UM Dollar Senior Secured Notes	January 15, 2025	5.000%	$550.0	550.0	551.7	550.0
Total				$7,402.5	$7,869.3	$7,400.9
_______________

(a)	Amounts include the impact of discounts, where applicable.

The UM Senior Exchange Notes and the October 2014 UM Senior Notes are senior obligations of Unitymedia KabelBW that rank equally with all of the existing and future senior debt of Unitymedia KabelBW and are senior to all existing and future subordinated debt of Unitymedia KabelBW. The UM Senior Exchange Notes and the October 2014 UM Senior Notes are guaranteed on a senior subordinated basis by various subsidiaries of Unitymedia KabelBW and are secured by a first-ranking pledge over the shares of Unitymedia KabelBW and junior-priority share pledges and other asset security of certain subsidiaries of Unitymedia KabelBW.

The September 2012 UM Senior Secured Notes, the December 2012 UM Senior Secured Notes, the January 2013 UM Senior Secured Notes, the April 2013 UM Senior Secured Notes, the November 2013 UM Senior Secured Notes and the December 2014 UM Senior Secured Notes are (i) senior obligations of the UM Senior Secured Notes Issuers that rank equally with all of the existing and future senior debt of each UM Senior Secured Notes Issuer and are senior to all existing and future subordinated debt of each of the UM Senior Secured Notes Issuers and (ii) are secured by a first-ranking pledge over the shares of Unitymedia KabelBW and the UM Senior Secured Notes Issuers and certain other share and/or asset security of Unitymedia KabelBW and certain of its subsidiaries.

The Unitymedia KabelBW Notes contain certain customary incurrence-based covenants. For example, the ability to raise certain additional debt and make certain distributions or loans to other subsidiaries of Liberty Global is subject to a consolidated leverage ratio test, as specified in the applicable indenture. The Unitymedia KabelBW Notes provide that any failure to pay principal prior to expiration of any applicable grace period, or any acceleration with respect to other indebtedness of €25.0 million ($30.3 million) (or €75.0 million ($90.8 million) with respect to the October 2014 UM Senior Notes and the December 2014 UM Senior Secured Notes) or more in the aggregate of Unitymedia KabelBW or a UM Senior Secured Notes Issuer or any of the restricted subsidiaries (as specified in the applicable indenture) is an event of default under the Unitymedia KabelBW Notes.

Subject to the circumstances described below, the Unitymedia KabelBW Notes are non-callable prior to the applicable call date as presented in the below table. At any time prior to the respective call date, Unitymedia KabelBW or UM Senior Secured Notes Issuers may redeem some or all of the applicable notes by paying a “make-whole” premium, which is the present value of all remaining scheduled interest payments to the applicable call date using the discount rate (as specified in the applicable indenture) as of the redemption date plus 50 basis points.

Unitymedia KabelBW Notes	Call Date

UM Senior Exchange Notes	March 15, 2016
September 2012 UM Senior Secured Notes	September 15, 2017
December 2012 UM Senior Secured Notes	January 15, 2018
January 2013 UM Senior Secured Notes	January 21, 2018
April 2013 UM Senior Secured Notes	April 15, 2018
November 2013 UM Senior Secured Notes	January 15, 2021
October 2014 UM Senior Notes	January 15, 2020
December 2014 UM Senior Secured Notes	January 15, 2020

Unitymedia KabelBW or the UM Senior Secured Notes Issuers (as applicable) may redeem some or all of the Unitymedia KabelBW Notes at the following redemption prices (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the applicable indenture), if any, to the applicable redemption date, if redeemed during the twelve-month period commencing on March 15, in the case of the UM Senior Exchange Notes, September 15, in the case of the September 2012 UM Senior Secured Notes, January 15, in the case of the December 2012 UM Senior Secured Notes, the November 2013 UM Senior Secured Notes, the October 2014 UM Senior Notes and the December 2014 UM Senior Secured Notes, January 21, in the case of the January 2013 UM Senior Secured Notes, or April 15, in the case of the April 2013 UM Senior Secured Notes, of the years set forth below:

	Redemption Price
Year	UM Senior Exchange Notes	September 2012 UM Senior Secured Notes	December 2012 UM Dollar Senior Secured Notes	December 2012 UM Euro Senior Secured Notes	January 2013 UM Senior Secured Notes	April 2013 UM Senior Secured Notes	November 2013 UM Senior Secured Notes	October 2014 UM Senior Notes	December 2014 UM Euro Senior Secured Notes	December 2014 UM Dollar Senior Secured Notes

2016	104.750%	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
2017	103.167%	102.750%	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
2018	101.583%	101.833%	102.750%	102.875%	102.563%	102.813%	N.A.	N.A.	N.A.	N.A.
2019	100.000%	100.917%	101.833%	101.917%	101.708%	101.875%	N.A.	N.A.	N.A.	N.A.
2020	100.000%	100.000%	100.917%	100.958%	100.854%	100.938%	N.A.	103.063%	102.000%	102.500%
2021	N.A.	100.000%	100.000%	100.000%	100.000%	100.000%	103.125%	102.042%	101.333%	101.667%
2022	N.A.	N.A.	100.000%	100.000%	100.000%	100.000%	102.083%	101.021%	100.667%	100.833%
2023	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	101.042%	100.000%	100.000%	100.000%
2024 and thereafter	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	100.000%	100.000%	100.000%	100.000%

KBW and its immediate parent (collectively, the New UM Guarantors) have granted, in addition to guarantees provided by Unitymedia KabelBW and/or certain of its subsidiaries, a senior guarantee of the September 2012 UM Senior Secured Notes, the December 2012 UM Senior Secured Notes, the January 2013 UM Senior Secured Notes, the April 2013 UM Senior Secured Notes, the November 2013 UM Senior Secured Notes and the December 2014 UM Senior Secured Notes. The New UM Guarantors have also granted a senior subordinated guarantee of the UM Senior Exchange Notes and the October 2014 UM Senior Notes. In addition, the New UM Guarantors have provided certain share and asset security in favor of the September 2012 UM Senior Secured Notes, the December 2012 UM Senior Secured Notes, the January 2013 UM Senior Secured Notes, the April 2013 UM Senior Secured Notes, the November 2013 UM Senior Secured Notes and the December 2014 UM Senior Secured Notes.

If all or substantially all of the assets of (i) Unitymedia KabelBW and certain of its subsidiaries or (ii) the UM Senior Secured Notes Issuer and certain of their subsidiaries are disposed of or any other change of control (as specified in the relevant Unitymedia KabelBW Notes) is triggered, Unitymedia KabelBW or the UM Senior Secured Notes Issuers (as applicable) must offer to repurchase all of the relevant Unitymedia KabelBW Notes at a redemption price of 101% of the principal amount of such Unitymedia KabelBW Notes.

Unitymedia KabelBW Revolving Credit Facilities

During the third quarter of 2014, Unitymedia Hessen completed the refinancing of its then existing €337.5 million ($408.4 million) and €80.0 million ($96.8 million) revolving credit facilities (the Old Unitymedia KabelBW Revolving Credit Facilities). Pursuant to this refinancing, the respective commitments of the lenders under the Old Unitymedia KabelBW Revolving Credit Facilities were cancelled and Unitymedia Hessen entered into (i) a new €80.0 million ($96.8 million) super senior secured revolving credit facility agreement (the UM Super Senior Secured Facility) and (ii) a new €420.0 million ($508.2 million) senior secured revolving credit facility agreement (the UM Senior Secured Facility and, together with the UM Super Senior Secured Facility, the Unitymedia KabelBW Revolving Credit Facilities). At December 31, 2014, we had €280.0 million ($338.8 million) outstanding under the Unitymedia KabelBW Revolving Credit Facilities and our availability was limited to €15.1 million ($18.3 million). When the relevant December 31, 2014 compliance reporting requirements have been completed and assuming no changes from December 31, 2014 borrowing levels, we anticipate that our availability will be limited to €123.7 million ($149.7 million).

The UM Super Senior Secured Facility bears interest at EURIBOR plus a margin of 2.25%, matures in December 2020 and has a fee on unused commitments of 0.9% per year. The UM Senior Secured Facility bears interest at EURIBOR plus a margin of 2.75%, matures in December 2020 and has a fee on unused commitments of 1.1% per year. The UM Super Senior Secured Facility is senior with respect to the priority of proceeds received from the enforcement of shared collateral to (i) the Unitymedia KabelBW Notes and (ii) the UM Senior Secured Facility. The Unitymedia KabelBW Revolving Credit Facilities may be used for general corporate and working capital purposes.

In addition to customary restrictive covenants and events of default, the Unitymedia KabelBW Revolving Credit Facilities require compliance with a consolidated net leverage ratio, as specified in the applicable facility, in the event that the outstanding borrowings under either facility are more than 33.3% of the total commitments. The Unitymedia KabelBW Revolving Credit Facilities are secured by a pledge over the shares of the borrower and certain other asset security of certain subsidiaries of Unitymedia KabelBW. The Unitymedia KabelBW Revolving Credit Facilities permit Unitymedia KabelBW to transfer funds to its parent company (and indirectly to Liberty Global) through loans, dividends or other distributions provided that Unitymedia KabelBW maintains compliance with applicable covenants. If a change of control occurs, as specified in the Unitymedia KabelBW Revolving Credit Facilities, each lender may cancel its commitments and declare all outstanding amounts immediately due and payable.

Ziggo Credit Facility

On January 27, 2014, in connection with our then pending acquisition of Ziggo, Ziggo B.V. and certain of its subsidiaries entered into (i) a U.S. dollar-denominated term loan facility in an aggregate principal amount of $2,350.0 million (the Ziggo Dollar Facility), (ii) a euro-denominated term loan facility in an aggregate principal amount of €1,566.0 million ($1,895.0 million) (the Ziggo Euro Facility) and (iii) an aggregate €650.0 million ($786.5 million) in revolving credit facilities (the Ziggo Revolving Facilities, as further described below). The Ziggo Dollar Facility, the Ziggo Euro Facility and the Ziggo Revolving Facilities are collectively referred to as the “Ziggo Credit Facility.” Ziggo B.V. is a wholly-owned subsidiary of Ziggo Bond Company B.V. (Ziggo Bondco), which is a wholly-owned subsidiary of Ziggo.

Also on January 27, 2014, LGE HoldCo VII B.V., our wholly-owned subsidiary, entered into (i) a €434.0 million ($525.2 million) term loan facility (the Ziggo Acquisition Facility) and (ii) a euro-denominated revolving credit facility in an aggregate principal amount of €650.0 million ($786.5 million) (the Ziggo Acquisition Revolving Facility). Upon completion of the Ziggo Acquisition (a) the Ziggo Acquisition Facility was rolled into the Ziggo Euro Facility and (b) the Ziggo Acquisition Revolving Facility was cancelled.

The details of our borrowings under the Ziggo Credit Facility as of December 31, 2014 are summarized in the following table:

Facility	Maturity	Interest rate	Facility amount (in borrowing currency)	Unused borrowing capacity	Carrying value (a)
			in millions

Ziggo Euro Facility	January 15, 2022	EURIBOR + 3.00%	€2,000.0	$—	$2,395.5
Ziggo Dollar Facility	January 15, 2022	LIBOR + 2.75%	$2,350.0	—	2,315.3
Ziggo Revolving Facilities	June 30, 2020	(b)	€650.0	786.5	—
Total				$786.5	$4,710.8
_______________

(a)	Amounts include the impact of discounts, where applicable.

(b)
The Ziggo Revolving Facilities include (i) a €600.0 million ($726.0 million) facility that bears interest at EURIBOR plus a margin of 2.75% and has a fee on unused commitments of 1.1% per year and (ii) a €50.0 million ($60.5 million) facility that bears interest at EURIBOR plus a margin of 2.00% and has a fee on unused commitments of 0.8% per year.

The Ziggo Credit Facility requires that certain subsidiaries of Ziggo (as specified in the applicable indenture) that generate not less than 80% of such group’s EBITDA (as specified in the Ziggo Credit Facility) in any financial year, guarantee the payment of all sums payable under the Ziggo Credit Facility and such group members are required to grant first-ranking security over all or substantially all of the assets to secure the payment of all sums payable. In addition, the holding company of each borrower must give a share pledge over its shares in such borrower and all rights under subordinated shareholder funding must be pledged.

In addition to mandatory prepayments which must be made for certain disposal proceeds (subject to certain de minimis thresholds), the facility agent may (if required by the majority lenders) cancel their commitments and declare the loans due and payable after 30 business days following the occurrence of a change of control.

The Ziggo Credit Facility contains certain customary events of default, the occurrence of which, subject to certain exceptions and materiality qualifications, would allow the lenders to (i) cancel the total commitments, (ii) accelerate all outstanding loans and terminate their commitments thereunder and/or (iii) declare that all or part of the loans be payable on demand. The Ziggo Credit Facility contains certain representations and warranties customary for facilities of this type, which are subject to exceptions and materiality qualifications.

The Ziggo Credit Facility restricts the ability of the borrowers to, among other things, (i) incur or guarantee certain financial indebtedness, (ii) make certain disposals, distributions and acquisitions and (iii) create certain security interests over their assets, in each case, subject to carve-outs from such limitations.

The Ziggo Credit Facility requires the borrowers to observe certain affirmative undertakings, which are subject to materiality and other customary and agreed exceptions. In addition, the Ziggo Credit Facility also requires compliance with certain financial covenants such as a senior net debt leverage ratio and a total net debt leverage ratio, as specified in the indenture.

The Ziggo Credit Facility permits certain members of the Ziggo borrowing group to make certain distributions and restricted payments to its parent company (and indirectly to Liberty Global) through loans, advances or dividends, subject to compliance with applicable covenants.

For information regarding certain financing transactions impacting the Ziggo borrowing group completed subsequent to December 31, 2014, see note 20.

Ziggo Notes

At December 31, 2014, the following senior notes of certain Ziggo subsidiaries were outstanding:

•	€743.1 million ($899.2 million) principal amount of 7.125% senior notes due May 15, 2024 (the Ziggo 2024 Euro Senior Notes); and

•	€71.7 million ($86.8 million) principal amount of 3.625% senior secured notes due March 27, 2020 (the Ziggo 2020 Euro Senior Secured Notes).

The Ziggo 2024 Euro Senior Notes and the Ziggo 2020 Euro Senior Secured Notes are collectively referred to as the “Ziggo Notes”.

The details of the Ziggo Notes as of December 31, 2014 are summarized in the following table:

			Outstanding principal amount
Ziggo Notes	Maturity	Interest rate	Borrowing currency	U.S. $ equivalent	Estimated fair value	Carrying value (a)
			in millions

Ziggo 2020 Euro Senior Secured Notes	March 27, 2020	3.625%	€71.7	$86.8	$88.7	$89.3
Ziggo 2024 Euro Senior Notes	May 15, 2024	7.125%	€743.1	899.2	993.6	987.7
Total				$986.0	$1,082.3	$1,077.0
_______________

(a)	Amounts include the impact of premiums, where applicable.

The Ziggo 2020 Euro Senior Secured Notes are senior secured obligations of Ziggo B.V. and are guaranteed on a senior secured basis by various subsidiaries of Ziggo B.V. The Ziggo 2020 Euro Senior Secured Notes are non-callable. At any time prior to maturity, Ziggo B.V. may redeem some or all of the Ziggo 2020 Euro Senior Secured Notes by paying a “make-whole” premium, which is the present value at such redemption date using the discount rate (as specified in the applicable indenture) as of the redemption date plus 50 basis points.

The Ziggo 2024 Euro Senior Notes are senior obligations of Ziggo Bondco and are secured by a pledge of the shares of Ziggo Bondco. The Ziggo 2024 Euro Senior Notes are non-callable until May 15, 2019. At any time prior to May 15, 2019, Ziggo Bondco may redeem some or all of the Ziggo 2024 Euro Senior Notes by paying a “make-whole” premium. Ziggo Bondco may redeem some or all of the Ziggo 2024 Euro Senior Notes at the following redemption prices (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the applicable indenture), if any, to the redemption date, if redeemed during the twelve-month period commencing on May 15 of the years set forth below:

Year	Redemption price

2019	103.563%
2020	102.375%
2021	101.188%
2022 and thereafter	100.000%

The Ziggo 2024 Euro Senior Notes contain certain customary incurrence-based covenants that restrict the ability of Ziggo Bondco and certain subsidiaries to raise certain additional debt and make certain distributions or loans to other subsidiaries of Liberty Global.

If Ziggo B.V. or Ziggo Bondco sell certain assets or experience changes in control (as specified in the applicable indenture) Ziggo B.V. or Ziggo Bondco must offer to repurchase all of the relevant Ziggo Notes at a redemption price of 101%.

For information regarding certain financing transactions completed subsequent to December 31, 2014 that impact the Ziggo borrowing group, see note 20.

Telenet Credit Facility

The Telenet Credit Facility, as amended, is the senior secured credit facility of Telenet International. In addition to customary restrictive covenants, prepayment requirements and events of default, including defaults on other indebtedness of Telenet and its subsidiaries, the Telenet Credit Facility requires compliance with a net total debt to consolidated annualized EBITDA covenant and a consolidated EBITDA to total cash interest covenant, each as specified in the Telenet Credit Facility. Under the Telenet Credit Facility, members of the borrower group are permitted to make certain distributions and restricted payments to its shareholders subject to compliance with applicable covenants. The Telenet Credit Facility is secured by (i) pledges over the shares of Telenet NV and certain of its subsidiaries, (ii) pledges over certain intercompany and subordinated shareholder loans and (iii) pledges over certain receivables, real estate and other assets of Telenet NV, Telenet International and certain other Telenet subsidiaries. The agreement governing the Telenet Credit Facility contains covenants that limit, among other things, Telenet’s ability to merge with or into another company, acquire other companies, incur additional debt, dispose of assets, make distributions or pay dividends, provide loans and guarantees and enter into hedging agreements. In addition to customary default provisions, including defaults on other indebtedness of Telenet and its subsidiaries, the Telenet Credit Facility provides that any event of default with respect to indebtedness of €50.0 million ($60.5 million) or more in the aggregate of Telenet and certain of its subsidiaries is an event of default under the Telenet Credit Facility. If a change of control occurs, as specified in the Telenet Credit Facility, the facility agent may (if required by the majority lenders) cancel the total commitments and declare all outstanding amounts immediately due and payable.

The details of our borrowings under the Telenet Credit Facility as of December 31, 2014 are summarized in the following table:

Facility	Maturity	Interest rate	Facility amount (in borrowing currency) (a)	Unused borrowing capacity (b)	Carrying value
			in millions

M (c)	November 15, 2020	6.375%	€500.0	$—	$605.0
O (c)	February 15, 2021	6.625%	€300.0	—	363.0
P (c)	June 15, 2021	EURIBOR + 3.875%	€400.0	—	484.0
S	December 31, 2016	EURIBOR + 2.75%	€36.9	44.7	—
U (c)	August 15, 2022	6.250%	€450.0	—	544.5
V (c)	August 15, 2024	6.750%	€250.0	—	302.5
W (d)	June 30, 2022	EURIBOR + 3.25%	€474.1	—	572.5
X	September 30, 2020	EURIBOR + 2.75%	€286.0	346.1	—
Y (d)	June 30, 2023	EURIBOR + 3.50%	€882.9	—	1,066.1
Elimination of Telenet Facilities M, O, P, U and V in consolidation (c)				—	(2,299.0)
Total				$390.8	$1,638.6
 _______________

(a)	Except as described in (c) below, amounts represent total third-party facility amounts at December 31, 2014.

(b)	Telenet Facilities S and X each have a fee on unused commitments of 1.1% per year.

(c)	As described below, the amounts outstanding under Telenet Facilities M, O, P, U and V are eliminated in Liberty Global’s consolidated financial statements.

(d)	The carrying values of Telenet Facilities W and Y include the impact of discounts.

Refinancing Transactions. In April 2014, Telenet entered into Telenet Facility W and Telenet Facility Y. The net proceeds from these issuances, along with available cash and cash equivalents, were used to (i) fully redeem the outstanding amounts under existing Facilities Q, R and T under the Telenet Credit Facility and (ii) fully repay the €100.0 million ($121.0 million) outstanding principal amount under Telenet Facility N to Telenet Finance Luxembourg II S.A. (Telenet Finance II) and, in turn, Telenet Finance II used the proceeds to fully redeem its 5.3% senior secured notes due November 2016 (the Telenet Finance II Notes). Telenet Finance II was a special purpose financing entity that, prior to the redemption of the Telenet Finance II Notes, was consolidated by Telenet. In addition, the commitments under Telenet’s then existing revolving credit facility (Telenet Facility S) were reduced from €158.0 million ($191.2 million) to €36.9 million ($44.7 million) and Telenet entered into Telenet Facility X. In connection with these transactions, we recognized a loss on debt modification, extinguishment and conversion, net, of $11.9 million, which includes (a) the write-off of $7.1 million of deferred financing costs, (b) the payment of $3.6 million of redemption premium and (c) the write-off of $1.2 million of unamortized discount.

Telenet SPE Notes

Telenet Finance Luxembourg S.C.A. (Telenet Finance), Telenet Finance III Luxembourg S.C.A. (Telenet Finance III), Telenet Finance IV Luxembourg S.C.A. (Telenet Finance IV) and Telenet Finance V Luxembourg S.C.A. (Telenet Finance V and, together with Telenet Finance, Telenet Finance II, Telenet Finance III and Telenet Finance IV, the Telenet SPEs) are all special purpose financing entities that are owned 100% by certain third parties. The Telenet SPEs were created for the primary purposes of facilitating the offerings of €500.0 million ($605.0 million) principal amount of 6.375% senior secured notes (the Telenet Finance Notes), €300.0 million ($363.0 million) principal amount of 6.625% senior secured notes (the Telenet Finance III Notes), €400.0 million ($484.0 million) principal amount of floating-rate senior secured notes (the Telenet Finance IV Notes), €450.0 million ($544.5 million) principal amount of 6.25% senior secured notes (the 6.25% Telenet Finance V Notes) and €250.0 million ($302.5 million) principal amount of 6.75% senior secured notes (the 6.75% Telenet Finance V Notes and, together with the 6.25% Telenet Finance V Notes, the Telenet Finance V Notes). We refer to the Telenet Finance Notes, the Telenet Finance III Notes, the Telenet Finance IV Notes and the Telenet Finance V Notes collectively as the “Telenet SPE Notes.”

On November 3, 2010, February 15, 2011 and June 15, 2011, the applicable Telenet SPE issued the Telenet Finance Notes, the Telenet Finance III Notes and the Telenet Finance IV Notes and, on August 13, 2012, Telenet Finance V issued the 6.75% Telenet Finance V Notes and the 6.25% Telenet Finance V Notes, respectively. The proceeds from these Telenet SPE Notes were used to fund the respective new Facilities M, O, P, U and V of the Telenet Credit Facility, the proceeds of which were in turn generally applied to repay amounts outstanding under the Telenet Credit Facility.

Each Telenet SPE is dependent on payments from Telenet International under the applicable facility (each, a Telenet SPE Funded Facility) of the Telenet Credit Facility in order to service its payment obligations under its Telenet SPE Notes. Although Telenet International has no equity or voting interest in any of the Telenet SPEs, each of the Telenet SPE Funded Facility loans creates a variable interest in the respective Telenet SPE for which Telenet International is the primary beneficiary, as contemplated by GAAP. As such, Telenet International and its parent entities, including Telenet and Liberty Global, are required by the provisions of GAAP to consolidate the Telenet SPEs. Accordingly, the amounts outstanding under Facilities M, O, P, U and V have been eliminated in Liberty Global’s consolidated financial statements.

Pursuant to the respective indentures for the Telenet SPE Notes (the Telenet SPE Indentures) and the respective accession agreements for the Telenet SPE Funded Facilities, the call provisions, maturity and applicable interest rate for each Telenet SPE Funded Facility are the same as those of the related Telenet SPE Notes. The Telenet SPEs, as lenders under the Telenet Credit Facility, are treated the same as the other lenders under the Telenet Credit Facility, with benefits, rights and protections similar to those afforded to the other lenders. Through the covenants in the applicable Telenet SPE Indenture and the applicable security interests over (i) all of the issued shares of the relevant Telenet SPE and (ii) the relevant Telenet SPE’s rights under the applicable Telenet SPE Funded Facility granted to secure the obligations of the relevant Telenet SPE under the relevant Telenet SPE Notes, the holders of the Telenet SPE Notes are provided indirectly with the benefits, rights, protections and covenants, granted to the Telenet SPEs as lenders under the Telenet Credit Facility.

The Telenet SPEs are prohibited from incurring any additional indebtedness, subject to certain exceptions, under the Telenet SPE Indentures.

Subject to the circumstances described below, the Telenet Finance Notes may not be redeemed prior to November 15, 2015, the Telenet Finance III Notes may not be redeemed prior to February 15, 2016, the Telenet Finance IV Notes may not be redeemed prior to June 15, 2014, the 6.25% Telenet Finance V Notes may not be redeemed prior to August 15, 2017 (except as described above) and the 6.75% Telenet Finance V Notes may not be redeemed prior to August 15, 2018 (each a Telenet SPE Notes Call Date). If, however, at any time prior to the applicable Telenet SPE Notes Call Date, a voluntary prepayment of all or a portion of the loans under the related Telenet SPE Funded Facility occurs, then the applicable Telenet SPE will be required to redeem an aggregate principal amount of its Telenet SPE Notes equal to the principal amount of the loans so prepaid under the related Telenet SPE Funded Facility. The redemption price payable will equal the sum of (i) 100% of the principal amount of the applicable Telenet SPE Notes to be redeemed, (ii) the excess of (a) the present value at such redemption date of (1) the redemption price of such Telenet SPE Notes on the applicable Telenet SPE Notes Call Date, as determined in accordance with the table below, plus (2) all required remaining scheduled interest payments thereon due through the applicable Telenet SPE Notes Call Date (excluding accrued and unpaid interest to such redemption date), computed using the discount rate specified in the applicable Telenet SPE Indenture, over (b) the principal amount of such Telenet SPE Notes to be redeemed and (iii) accrued and unpaid interest thereon and additional amounts (as specified in the applicable Telenet SPE Indenture), if any, to the applicable redemption date.

On or after (i) the applicable Telenet SPE Notes Call Date, upon the voluntary prepayment of all or a portion of the loans under the related Telenet SPE Funded Facility, the applicable Telenet SPE will redeem an aggregate principal amount of its Telenet SPE Notes equal to the principal amount of the loans so prepaid and (ii) in the case of the Telenet SPE Notes, additional amounts (as specified in the applicable Telenet SPE Indenture), if any, to the applicable redemption date, if redeemed during the twelve-month period commencing on (a) November 15 for the Telenet Finance Notes, (b) February 15 for the Telenet Finance III Notes, (c) June 15 for the Telenet Finance IV Notes and (d) August 15 for the Telenet Finance V Notes, of the years set forth below:

	Redemption Price
Year	Telenet Finance Notes	Telenet Finance III Notes	Telenet Finance IV Notes	6.25% Telenet Finance V Notes	6.75% Telenet Finance V Notes

2015	103.188%	N.A.	101.000%	N.A.	N.A.
2016	102.125%	103.313%	100.000%	N.A.	N.A.
2017	101.063%	102.209%	100.000%	103.125%	N.A.
2018	100.000%	101.104%	100.000%	102.083%	103.375%
2019	100.000%	100.000%	100.000%	101.563%	102.531%
2020	100.000%	100.000%	100.000%	100.000%	101.688%
2021	N.A.	100.000%	100.000%	100.000%	100.844%
2022 and thereafter	N.A.	N.A.	N.A.	100.000%	100.000%

The details of the Telenet SPE Notes as of December 31, 2014 are summarized in the following table:

			Outstanding principal amount
Telenet SPEs Notes	Maturity	Interest rate	Borrowing currency	U.S. $ equivalent	Estimated fair value	Carrying value
			in millions

Telenet Finance Notes	November 15, 2020	6.375%	€500.0	$605.0	$639.8	$605.0
Telenet Finance III Notes	February 15, 2021	6.625%	€300.0	363.0	387.0	363.0
Telenet Finance IV Notes	June 15, 2021	EURIBOR + 3.875%	€400.0	484.0	487.0	484.0
6.25% Telenet Finance V Notes	August 15, 2022	6.250%	€450.0	544.5	595.9	544.5
6.75% Telenet Finance V Notes	August 15, 2024	6.750%	€250.0	302.5	340.7	302.5
Total				$2,299.0	$2,450.4	$2,299.0

VTR Finance Senior Secured Notes

On January 24, 2014, VTR Finance B.V. (VTR Finance) issued $1.4 billion principal amount of 6.875% senior secured notes due January 15, 2024 (the VTR Finance Senior Secured Notes) pursuant to an indenture dated January 24, 2014 (the VTR Indenture). The net proceeds from the issuance of the VTR Finance Senior Secured Notes were used, together with existing cash of our subsidiaries, to repay all of the outstanding indebtedness under Facilities R, S and AE of the UPC Broadband Holding Bank Facility in connection with the extraction of VTR Finance and its subsidiaries from the UPC Holding credit pool.

Taking into account the derivative contracts that we entered into in connection with the VTR Finance Senior Secured Notes, our effective borrowing cost for the VTR Finance Senior Secured Notes is 10.94%.

The VTR Finance Senior Secured Notes are senior obligations of VTR Finance and rank equally with all other existing and future debt of VTR Finance that is not subordinated in right of payment to the VTR Finance Senior Secured Notes and senior in right of payment to all existing and future subordinated debt of VTR Finance. The VTR Finance Senior Secured Notes are secured by a first-ranking pledge over all the shares of VTR Finance and VTR Finance’s subsidiary, United Chile LLC.

At any time prior to January 15, 2019, VTR Finance may redeem some or all of the VTR Finance Senior Secured Notes by paying a “make-whole” premium, which is the present value of all remaining scheduled interest payments to January 15, 2019 using the discount rate (as specified in the VTR Indenture) as of the applicable redemption date plus 50 basis points.

At any time prior to January 15, 2019, VTR Finance may redeem during each twelve-month period commencing on January 24, 2014 up to 10% of the principal amount of the VTR Finance Senior Secured Notes at a redemption price equal to 103% of the principal amount thereof plus accrued and unpaid interest.

VTR Finance may redeem all or part of the VTR Finance Senior Secured Notes at the following redemption prices (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the VTR Indenture), if any, to the applicable redemption date, if redeemed during the twelve-month period commencing January 15 of the years set forth below:

Year	Redemption price

2019	103.438%
2020	102.292%
2021	101.146%
2022 and thereafter	100.000%

VTR Credit Facility

The VTR Credit Facility is the senior secured credit facility of VTR and certain of its subsidiaries and consists of the VTR Dollar Credit Facility and the VTR CLP Credit Facility. The VTR Dollar Credit Facility and the VTR CLP Credit Facility have fees on unused commitments of 1.1% and 1.34% per year, respectively. The interest rate for the VTR Dollar Credit Facility is LIBOR plus a margin of 2.75%. The interest rate for the VTR CLP Credit Facility is the applicable interbank offered rate for Chilean pesos in the relevant interbank market plus a margin of 3.35%. Borrowings under the VTR Dollar Credit Facility and the VTR CLP Credit Facility mature in January 2020 and January 2019, respectively.

Liberty Puerto Rico Bank Facility

At December 31, 2014, the Liberty Puerto Rico Bank Facility consists of (i) a $530.0 million first lien term loan that matures on January 7, 2022 (the LPR Term Loan B), (ii) a $145.0 million second lien term loan that matures on July 7, 2023 (the LPR Term Loan C) and (iii) a $40.0 million revolving credit facility (the LPR Revolving Loan), which revolving facility was undrawn at December 31, 2014. The net proceeds from LPR Term Loan B and LPR Term Loan C were used to repay all amounts previously outstanding under the Liberty Puerto Rico Bank Facility. The LPR Term Loan B and LPR Term Loan C, each of which were issued at 99.5% of par, bear interest at LIBOR plus 3.50% and LIBOR plus 6.75%, respectively, and are subject to a LIBOR floor of 1.0%. The LPR Revolving Loan, which matures on July 7, 2020 and bears interest at LIBOR plus 3.50%, has a fee on unused commitments of 0.50% or 0.375% depending on the consolidated total net leverage ratio (as specified in the Liberty Puerto Rico Bank Facility).

In addition to customary restrictive covenants, prepayment requirements and events of default, including defaults on other indebtedness of Liberty Puerto Rico and its subsidiaries, the Liberty Puerto Rico Bank Facility requires compliance with the following financial covenants: (i) consolidated total net leverage ratio and (ii) consolidated first lien net leverage ratio, each as specified in the Liberty Puerto Rico Bank Facility. The Liberty Puerto Rico Bank Facility permits Liberty Puerto Rico to transfer funds to its parent company (and indirectly to Liberty Global) through loans, dividends or other distributions provided that Liberty Puerto Rico maintains compliance with applicable covenants.

The Liberty Puerto Rico Bank Facility is secured by pledges over (i) the Liberty Puerto Rico shares indirectly owned by our company and (ii) certain other assets owned by Liberty Puerto Rico.

In December 2014, we entered into additional facilities under the Liberty Puerto Rico Bank Facility in connection with our execution of the agreement to acquire Choice. These facilities provide for $257.5 million of aggregate borrowing availability subject to the completion of the Choice Acquisition. For additional information regarding the Choice Acquisition, see note 4.

Refinancing Transactions. During 2014 and 2012, we completed refinancing transactions that generally resulted in additional borrowings or extended maturities under the Liberty Puerto Rico Bank Facility. In connection with these transactions, we recognized losses on debt modification, extinguishment and conversion, net, of $9.8 million and $4.4 million during 2014 and 2012, respectively. These losses include (i) third-party costs of $7.1 million and $3.8 million, respectively, (ii) the write-offs of deferred financing costs of $3.6 million and $0.6 million, respectively and (iii) the write-offs of unamortized premiums of $0.9 million and nil, respectively.

Maturities of Debt and Capital Lease Obligations

Maturities of our debt and capital lease obligations as of December 31, 2014 are presented below for the named entity and its subsidiaries, unless otherwise noted. Amounts presented below represent U.S. dollar equivalents based on December 31, 2014 exchange rates:

Debt:

	Virgin Media	UPC Holding (a)	Unitymedia KabelBW	Ziggo	Telenet (b)	Other	Total
	in millions
Year ending December 31:
2015	$406.5	$436.0	$455.5	$—	$9.0	$43.3	$1,350.3
2016	—	—	—	—	9.0	351.0	360.0
2017	—	—	—	—	9.0	908.1	917.1
2018	—	—	—	—	9.0	239.5	248.5
2019	584.3	—	—	—	20.5	—	604.8
Thereafter	12,262.7	9,595.4	7,402.5	5,755.9	4,040.2	2,074.8	41,131.5
Total debt maturities	13,253.5	10,031.4	7,858.0	5,755.9	4,096.7	3,616.7	44,612.2
Unamortized premium (discount)	19.8	(15.2)	(1.6)	31.9	(3.4)	(32.3)	(0.8)
Total debt	$13,273.3	$10,016.2	$7,856.4	$5,787.8	$4,093.3	$3,584.4	$44,611.4
Current portion (c)	$408.6	$436.0	$455.5	$—	$9.0	$43.3	$1,352.4
Noncurrent portion	$12,864.7	$9,580.2	$7,400.9	$5,787.8	$4,084.3	$3,541.1	$43,259.0
 _______________

(a)	Amounts include the UPCB SPE Notes issued by the UPCB SPEs. As described above, the UPCB SPEs are consolidated by UPC Holding.

(b)	Amounts include certain senior secured notes issued by special purpose financing entities that are consolidated by Telenet.

(c)	Includes the $338.8 million principal amount outstanding under the revolving credit facilities of our subsidiaries.

Capital lease obligations:

	Unitymedia KabelBW	Telenet	Virgin Media	Other	Total
	in millions
Year ending December 31:
2015	$88.7	$66.7	$122.7	$22.3	$300.4
2016	88.7	65.2	69.5	20.1	243.5
2017	88.7	63.4	29.6	13.1	194.8
2018	88.7	60.0	6.6	5.8	161.1
2019	88.7	49.6	4.4	2.9	145.6
Thereafter	965.9	252.5	222.1	21.8	1,462.3
Total principal and interest payments	1,409.4	557.4	454.9	86.0	2,507.7
Amounts representing interest	(599.3)	(144.0)	(199.6)	(17.2)	(960.1)
Present value of net minimum lease payments	$810.1	$413.4	$255.3	$68.8	$1,547.6
Current portion	$27.1	$41.3	$111.6	$18.5	$198.5
Noncurrent portion	$783.0	$372.1	$143.7	$50.3	$1,349.1

Non-cash Refinancing Transactions

During 2014, 2013 and 2012, certain of our refinancing transactions included non-cash borrowings and repayments of debt aggregating $5,418.8 million, $5,061.5 million and $3,793.4 million, respectively. During 2013, we also recorded a $3,557.5 million non-cash increase to our debt as a result of certain financing transactions completed in contemplation of the execution of the Virgin Media Merger Agreement. For additional information, see note 4.